FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of measurement of financial assets and liabilities
The following table provides the measurement basis of financial assets and liabilities as at December 31, 2024 and December 31, 2023:

As at December 31,			2024			2023
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Other assets	$264	(1)	$264	$283	(1)	$283
Derivatives	57,375		57,375	109,242	(2)	109,242
Accounts receivable	18,347		18,347	12,166		12,166
Prepaid expenses and other	—		—	650	(3)	650
Cash and cash equivalents	126,175		126,175	116,134		116,134
	$202,161		$202,161	$238,475		$238,475

Financial liabilities
Unsecured debentures, net	$2,689,317		$2,646,255	$1,892,236		$1,768,920
Unsecured term loans, net	389,136		389,136	1,173,746	(4)	1,173,746
Derivatives	32,298		32,298	8,429		8,429
Accounts payable and accrued liabilities	99,074	(5)	99,074	94,336		94,336
Distributions payable	17,762		17,762	17,415		17,415
	$3,227,587		$3,184,525	$3,186,162		$3,062,846
(1)    Long-term receivables included in other assets (note 6).
(2)    Balance included current and non-current portions of derivative assets (note 7(c)).
(3)    As at December 31, 2023, foreign exchange collars of $0.7 million included in prepaid expenses and other.
(4)    Balance included current and non-current portions of unsecured term loans, net (note 7(b)).
(5)    As at December 31, 2024, foreign exchange collars of $1.3 million included in accounts payable and accrued liabilities (note 9).

Schedule of assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall
The following tables represent information related to the Trust’s assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall.

As at December 31, 2024	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties (note 4)	$—	$—	$9,397,286
Derivatives (note 7)	—	57,375	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 7)	2,646,255	—	—
Unsecured term loans, net (note 7)	—	389,136	—
Foreign exchange collars included in accounts payable and accrued liabilities (note 9)	—	1,329	—
Derivatives (note 7)	—	32,298	—
Net (liabilities) assets measured or disclosed at fair value	$(2,646,255)	$(365,388)	$9,397,286

As at December 31, 2023	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties (note 4)	$—	$—	$8,808,139
Derivatives (note 7)	—	109,242	—
Foreign exchange collars included in prepaid expenses and other	—	650	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 7)	1,768,920	—	—
Unsecured term loans, net (note 7)	—	1,173,746	—
Derivatives (note 7)	—	8,429	—
Net (liabilities) assets measured or disclosed at fair value	$(1,768,920)	$(1,072,283)	$8,808,139

Schedule of contractual maturities of financial liabilities
The estimated contractual maturities of the Trust’s financial liabilities are summarized below:

	Payments due by year
As at December 31, 2024	Total	2025	2026	2027	2028	2029	Thereafter
Unsecured debentures	$2,700,000	$—	$—	$500,000	$500,000	$650,000	$1,050,000
Unsecured term loans	389,443	—	389,443	—	—	—	—
Derivatives	32,298	—	1,502	13,255	11,941	5,600	—
Interest payments(1):
Unsecured debentures, net of derivatives	393,865	79,171	79,171	71,352	63,534	47,830	52,807
Unsecured term loans, net of derivatives	13,671	7,294	6,377	—	—	—	—
Accounts payable and accrued liabilities	99,074	95,214	3,057	803	—	—	—
Distributions payable	17,762	17,762	—	—	—	—	—
	$3,646,113	$199,441	$479,550	$585,410	$575,475	$703,430	$1,102,807
(1) Represents aggregated interest expense expected to be paid over the term of the debt, on an undiscounted basis, based on actual current interest rates and average foreign exchange rates.